Stockholders' Equity (Details 3) - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value for options granted during the year	$ 0.88	$ 1.37
Vested options in-the-money	175,000	175,000
Aggregate intrinsic value of options exercised during the year	$ 0	$ 0